United States
		Securities and Exchange Commission
		      Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[    ] is a restatement.
					[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Stuyvesant Capital Management Corp.
Address:	200 Business Park Drive, Suite 300A
		Armonk, NY  10504

13F File Number:	   028-04767

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Donald von Wedel
Title:		President
Phone:		914-730-9060
Signature, Place, and Date of Signing:

	Donald von Wedel	Armonk, NY	November 7, 2003
Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:
None

I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	September 30, 2003

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	$71,270

List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
7-Eleven Inc. Com New          COM              817826209     1162    84600 SH       SOLE                    84600
Altria Group Inc.(Philip Morri COM              02209s103      614    14009 SH       SOLE                    14009
American Barrick Gold Corp.    COM              067901108     1221    64835 SH       SOLE                    64835
American International         COM              026874107     4162    72133 SH       SOLE                    72133
Amex Industrial Energy Select  COM              81369y506     1385    57600 SH       SOLE                    57600
Annaly Mtg. Mgmt. Inc.         COM              035710409     2511   152900 SH       SOLE                   152900
BP Amoco PLC                   COM              055622104      256     6072 SH       SOLE                     6072
Bristol Meyers Squibb          COM              110122108      211     8228 SH       SOLE                     8228
Burlington Industries, Inc.    COM              121693105        0    15000 SH       SOLE                    15000
Carlisle Companies, Inc.       COM              142339100      864    19800 SH       SOLE                    19800
ChevronTexaco Corp             COM              166764100      310     4342 SH       SOLE                     4342
Community Banks Inc, Millersbu COM              203628102      280     8447 SH       SOLE                     8447
Conocophilips                  COM              20825c104     3791    69250 SH       SOLE                    69250
DJII Diamonds                  COM              252787106     1527    16400 SH       SOLE                    16400
Delphi Corporation             COM              247126105     1283   141760 SH       SOLE                   141760
Delta Air Lines, Inc.          COM              247361108     1129    84900 SH       SOLE                    84900
Devon Energy Inc.              COM              25179M103     1954    40550 SH       SOLE                    40550
Diamond Offshore Drilling, Inc COM              25271C102     1826    95600 SH       SOLE                    95600
Exxon Mobil Corp.              COM              30231G102     2241    61234 SH       SOLE                    61234
FleetBostonFinancial Corp      COM              339030108     1444    47900 SH       SOLE                    47900
General Electric               COM              369604103      593    19900 SH       SOLE                    19900
General Motors CL. H           COM              370442832      390    27234 SH       SOLE                    27234
Hugoton Royalty Tr. Tex        COM              444717102      187    10000 SH       SOLE                    10000
INCO Ltd.                      COM              453258402     2306    83100 SH       SOLE                    83100
Int'l Bus Machines             COM              459200101      533     6036 SH       SOLE                     6036
Kemet Corporation              COM              488360108     1491   117050 SH       SOLE                   117050
Marathon Oil Corp.             COM              565849106     1037    36400 SH       SOLE                    36400
Mellon Financial Corp          COM              58551A108      923    30640 SH       SOLE                    30640
Merck & Company                COM              589331107     1080    21340 SH       SOLE                    21340
Navistar International         COM              63934E108     3337    89500 SH       SOLE                    89500
Nisource Inc.                  COM              65473P105     1556    77900 SH       SOLE                    77900
Norfolk Southern               COM              655844108      218    11799 SH       SOLE                    11799
Nova Chemicals Corp. Com with  COM              66977W109     2962   145900 SH       SOLE                   145900
PPL Corp.                      COM              69351t106      517    12625 SH       SOLE                    12625
Park Place Entertainment Corp. COM              700690100      610    67700 SH       SOLE                    67700
PepsiCo                        COM              713448108      256     5592 SH       SOLE                     5592
Rowan Cos Inc.                 COM              779382100      858    34900 SH       SOLE                    34900
Southern Co.                   COM              842587107     1106    37700 SH       SOLE                    37700
Southwestern Energy Company    COM              845467109      995    55000 SH       SOLE                    55000
Standard & Poors Depository Re COM              78462F103     1519    15200 SH       SOLE                    15200
Teco Energy                    COM              872375100     2550   184500 SH       SOLE                   184500
Texas Instruments              COM              882508104     1227    53800 SH       SOLE                    53800
The Timken Company             COM              887389104      736    48270 SH       SOLE                    48270
TransCanada Corp. (Holding Co. COM              89353d107      260    14000 SH       SOLE                    14000
Trinity Industries             COM              896522109      944    36520 SH       SOLE                    36520
Union Pacific                  COM              907818108      465     8000 SH       SOLE                     8000
Unisys Corp.                   COM              909214108     1705   126000 SH       SOLE                   126000
United States Steel Corp New   COM              912909108     2296   124900 SH       SOLE                   124900
Unumprovident Corp             COM              91529Y106      313    21200 SH       SOLE                    21200
Verizon Communication          COM              92343v104      945    29128 SH       SOLE                    29128
Washington Mutual Inc.         COM              939322103     2949    74906 SH       SOLE                    74906
Wyeth                          COM              983024100      553    12000 SH       SOLE                    12000
York International             COM              986670107      410    11850 SH       SOLE                    11850
HSBC Holdings PLC              COM              404280406      812    12304 SH       SOLE                    12304
I Shares Inc MSCI Hong Kong In COM              464286871     1569   165700 SH       SOLE                   165700
I Shares Inc MSCI United Kingd COM              464286699     1366   101900 SH       SOLE                   101900
I Shares MSCI Taiwan Index Fun COM              464286731     1336   121600 SH       SOLE                   121600
Templeton Dragon Fund, Inc.    COM              88018T101      186    13200 SH       SOLE                    13200